Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Marketable Securities
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities at December 31, 2020	$16,718,452	$-	$-

Marketable securities at December 31, 2019	$9,164,273	$-	$-

Schedule of Estimated Useful Life of Property Plant and Equipment
The estimated useful lives for the current and comparative periods are as follows:

Useful Life
(in years)
Plant and equipment	5-12
Furniture and fixtures	5-10
Computer equipment & software	3-5
Leasehold Improvements	Shorter of the remaining lease or estimated useful life

Schedule of Estimated Useful Life of Other Intangible Assets	The estimated useful lives for the current and comparative periods are as follows:
Useful Life
(in years)
Patents and trademarks	12-17

Schedule of Other Information Related to Leases

Other information related to leases is presented below:

Other information	As of December 31, 2020

Operating cash used by operating leases	$151,640
Weighted-average remaining lease term – operating leases (in months)	-
Weighted-average discount rate – operating leases	10%

Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	For the Years Ended December 31,
	2020	2019
Stock Options	-	40
Restricted Stock Units	789,360	15,603
Warrants to purchase Common Stock	10,925,952	247,215
Pre-funded Warrants to purchase Common Stock	1,040,540	795,000
Warrants to purchase Series C Preferred Stock	55,000	1,990,000
Series D Convertible Preferred Stock	72,992	-
Total potentially dilutive shares	12,883,844	3,047,858